Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Commitments
Years ending December 31,
2015	$50,523
2016	52,039
2017	53,600
2018	55,206
2019	23,285
$234,653